Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Fair value through profit or loss - Warrant	$ 40	$ 24
Embedded derivative - Wheaton agreement	15,160	9,671	$ 6,600
Fair value through other comprehensive loss - Investment in marketable securities	1,289	736
Financial assets	$ 16,489	$ 10,431